INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	0.21%	0.21%	0.21%
Stock-based compensation	(0.029%)	(0.002%)	(0.002%)
Mark-to-market adjustment	(0.085%)	(0.034%)	(0.011%)
Nondeductible expenses	(0.003%)	(0.001%)	(0.008%)
Tax credits	0.007%	0.028%	0.019%
Change in valuation allowance	(0.10%)	(0.201%)	(0.208%)
Provision for income taxes	0.00%	0.00%	0.00%